Summary of Significant Accounting Policies (Details) - Schedule of the disaggregation of the Company’s revenue - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue from operations:
Total revenue	$ 32,281,543	$ 25,526,557	$ 15,688,080
Event hosting [Member]
Revenue from operations:
Total revenue	14,711,787	14,978,643	7,630,377
Brand promotion [Member]
Revenue from operations:
Total revenue	8,733,764	750,315	2,241,869
Event planning and execution [Member]
Revenue from operations:
Total revenue	8,420,328	9,196,773	5,493,851
Other services [Member]
Revenue from operations:
Total revenue	$ 415,664	$ 600,826	$ 321,983